SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENT
SUBSEQUENT EVENT

24. SUBSEQUENT EVENT

Purchase of a Minority Stake in Jiangsu Yitong High-Tech Co., Ltd

In January 2021, the Group entered into an agreement to acquired 29.99% of the outstanding shares of Jiangsu Yitong Hi-Tech Co., Ltd., (“Yitong” a listed entity on Shenzhen Stock Exchange) for an aggregate cash consideration of RMB959,680 in cash. Leveraging the Group's core capabilities, as well as Yitong's access to the Chinese domestic capital market, the Group and Yitong are expected to expand the healthcare ecosystem for Chinese market in the long term. The transaction was completed in February 2021, the Group is the process of assessing its accounting impact.

New Bank Borrowing loans

Subsequent to 2020 year-end, the Group paid back RMB439,688 loans and borrowed approximately RMB990,000 from several commercial banks. These bank loans are with one to seven years maturity and weighted average interest rate of 4.14%, of which RMB450,000 will be used for the daily operations of the Group and RMB540,000 will be used for the investment of Yitong.